Disaggregation of Revenue (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Grafiti Holding Inc [Member]
Disaggregation of Revenue (Tables) [Line Items]
Schedule of Revenues

Revenues consisted of the following:

	For the Three Months Ended September 30,
	2024 (Unaudited)	2023 (Unaudited)

Recurring revenue	$61,202	$49,826
Non-recurring revenue	40,767	48,082
	$101,969	$97,908

	For the Three Months Ended September 30,
	2024 (Unaudited)	2023 (Unaudited)

Revenue recognized at a point in time (1)	$40,767	$48,082
Revenue recognized over time (2)	61,202	49,826
Total	$101,969	$97,908

(1)	Software’s performance obligation is satisfied at a point in time when access to the software is provided to the customer.

(2)	Performance obligation from right to access software sales is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.

Revenues consisted of the following:

	For the Years Ended June 30,
	2024	2023	2022

Recurring revenue	$202,031	$179,775	$268,121
Non-recurring revenue	134,531	212,073	187,955
Total Revenue	$336,562	$391,848	$456,076

	For the Years Ended June 30,
	2024	2023	2022

Revenue recognized at a point in time (1)	$134,531	$212,073	$187,955
Revenue recognized over time (2)	202,031	179,775	268,121
Total	$336,562	$391,848	$456,076

(1)	Software’s performance obligation is satisfied at a point in time when access to the software is provided to the customer.

(2)	Performance obligation from right to access software sales is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.